Shareholder Report, Holdings (Details) - C000017675	Jul. 31, 2026
Quanta Services9424275
Holdings [Line Items]
Percent of Total Investments	5.80%
DT Midstream9424250
Holdings [Line Items]
Percent of Total Investments	5.70%
Talen Energy9424281
Holdings [Line Items]
Percent of Total Investments	5.00%
Entergy9424253
Holdings [Line Items]
Percent of Total Investments	4.60%
Constellation Energy9424244
Holdings [Line Items]
Percent of Total Investments	4.40%
Equinix9424255
Holdings [Line Items]
Percent of Total Investments	4.10%
IDACORP9424261
Holdings [Line Items]
Percent of Total Investments	4.10%
NiSource9424271
Holdings [Line Items]
Percent of Total Investments	4.00%
T-Mobile US9424279
Holdings [Line Items]
Percent of Total Investments	3.50%
Johnson Controls International9424265
Holdings [Line Items]
Percent of Total Investments	3.40%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Gas
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.00%